                                     ADVISOR
                        Perkins Capital Management, Inc.
                              730 East Lake Street
                             Wayzata, MN 55391-1769
                                 (800) 998-3190
                                 (612) 473-8367

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                   TRANSFER AGENT AND SHAREHOLDER SERVICES
                      Rodney Square Management Corporation
                      1105 North Market Street, 19th Floor
                            Wilmington, DE 19890-0001
                                  (800)280-4779


                                    AUDITORS
                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                             Philadelphia, PA 19101


                                  LEGAL COUNSEL
                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


   This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

   Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.



                                  THE PERKINS
                                  OPPORTUNITY
                                      FUND

                                   [PCM LOGO]


                        A mutual fund seeking to provide
                         capital appreciation through a
                continuing search for investment opportunities




                               SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS FOR
                              THE SIX MONTHS ENDED
                               SEPTEMBER 30, 1997

                                  THE PERKINS
                 [PCM LOGO]       OPPORTUNITY
                                      FUND



September 30, 1997


Dear Shareholders:

We are very pleased to have a positive report for you as of the end of the September quarter. After a difficult time period starting in May of 1996, The Perkins Opportunity Fund reached a low on April 3, 1997 at $12.24. Since then the Fund has experienced a strong rally finishing the quarter at $16.04 on September 30, 1997, an NAV gain of 31% from the low. The under performance of small aggressive growth stocks that persisted during the May 1996 thru April 1997 time period resulted in a situation where the relative valuations of large vs. small stocks reached an extreme that subsequently led to a trend change. We believe that we are still in the early stages of a longer time period during which small stocks will outperform large stocks. If we are right, this should continue to be very positive for the Fund. The Fund is in a unique situation for new and existing shareholders due to an estimated $1.00+ per share capital loss carryforward, which should help to shelter future tax liabilities. Additionally, we are initiating plans to launch The Perkins Micro-Cap Fund by early next year, which will focus exclusively on Micro-cap companies. As bottom-up stock pickers, we have not changed our investment approach. We continue to search for new opportunities and monitor our holdings as always. The Fund owns shares in many unique companies which we feel have the potential to be long-term winners. As an aggressive growth fund, the Fund has been and should continue to be more volatile than the overall market.


THE PERKINS OPPORTUNITY FUND

[PLOT POINTS FOR GRAPH]
Date         Close
----         -----
02/18/93     6.01
02/19/93     6.02
02/22/93     5.92
02/23/93     6.11
02/24/93     6.11
02/25/93     6.17
02/26/93     6.27
03/01/93     6.34
03/02/93     6.32
03/03/93     6.39
03/04/93     6.42
03/05/93     6.41
03/08/93     6.44
03/09/93     6.40
03/10/93     6.41
03/11/93     6.43
03/12/93     6.41
03/15/93     6.38
03/16/93     6.40
03/17/93     6.36
03/18/93     6.38
03/19/93     6.38
03/22/93     6.29
03/23/93     6.28
03/24/93     6.28
03/25/93     6.29
03/26/93     6.29
03/29/93     6.34
03/30/93     6.32
03/31/93     6.38
04/01/93     6.37
04/02/93     6.22
04/05/93     6.21
04/06/93     6.22
04/07/93     6.17
04/08/93     6.12
04/09/93     6.20
04/12/93     6.25
04/13/93     6.25
04/14/93     6.23
04/15/93     6.20
04/16/93     6.26
04/19/93     6.16
04/20/93     6.16
04/21/93     6.16
04/22/93     6.16
04/23/93     5.99
04/26/93     6.00
04/27/93     6.02
04/28/93     6.05
04/29/93     6.18
04/30/93     6.20
05/03/93     6.27
05/04/93     6.34
05/05/93     6.31
05/06/93     6.33
05/07/93     6.42
05/10/93     6.48
05/11/93     6.49
05/12/93     6.47
05/13/93     6.43
05/14/93     6.40
05/17/93     6.42
05/18/93     6.48
05/19/93     6.54
05/20/93     6.52
05/21/93     6.54
05/24/93     6.58
05/25/93     6.60
05/26/93     6.64
05/27/93     6.60
05/28/93     6.60
05/31/93     6.66
06/01/93     6.70
06/02/93     6.75
06/03/93     6.63
06/04/93     6.56
06/07/93     6.60
06/08/93     6.58
06/09/93     6.67
06/10/93     6.79
06/11/93     6.85
06/14/93     6.74
06/15/93     6.73
06/16/93     6.67
06/17/93     6.69
06/18/93     6.64
06/21/93     6.62
06/22/93     6.60
06/23/93     6.70
06/24/93     6.67
06/25/93     6.68
06/28/93     6.69
06/29/93     6.79
06/30/93     6.89
07/01/93     6.78
07/02/93     6.72
07/05/93     6.78
07/06/93     6.74
07/07/93     6.90
07/08/93     6.91
07/09/93     7.05
07/12/93     7.00
07/13/93     6.97
07/14/93     6.94
07/15/93     7.03
07/16/93     7.03
07/19/93     6.99
07/20/93     7.02
07/21/93     6.99
07/22/93     6.97
07/23/93     6.97
07/26/93     6.97
07/27/93     7.00
07/28/93     6.99
07/29/93     7.07
07/30/93     6.99
08/02/93     7.00
08/03/93     7.01
08/04/93     7.00
08/05/93     7.04
08/06/93     7.05
08/09/93     7.11
08/10/93     7.10
08/11/93     7.07
08/12/93     7.07
08/13/93     7.06
08/16/93     7.09
08/17/93     7.11
08/18/93     7.10
08/19/93     7.17
08/20/93     7.13
08/23/93     7.26
08/24/93     7.19
08/25/93     7.24
08/26/93     7.37
08/27/93     7.38
08/30/93     7.45
08/31/93     7.37
09/01/93     7.38
09/02/93     7.45
09/03/93     7.37
09/06/93     7.37
09/07/93     7.30
09/08/93     7.21
09/09/93     7.23
09/10/93     7.37
09/13/93     7.43
09/14/93     7.34
09/15/93     7.37
09/16/93     7.36
09/17/93     7.49
09/20/93     7.47
09/21/93     7.40
09/22/93     7.48
09/23/93     7.55
09/24/93     7.57
09/27/93     7.69
09/28/93     7.73
09/29/93     7.68
09/30/93     7.78
10/01/93     7.74
10/04/93     7.72
10/05/93     7.72
10/06/93     7.78
10/07/93     7.77
10/08/93     7.83
10/11/93     7.89
10/12/93     8.02
10/13/93     8.25
10/14/93     8.25
10/15/93     8.26
10/18/93     8.26
10/19/93     8.19
10/20/93     8.25
10/21/93     8.23
10/22/93     8.18
10/25/93     8.21
10/26/93     8.14
10/27/93     8.15
10/28/93     8.21
10/29/93     8.27
11/01/93     8.32
11/02/93     8.39
11/03/93     8.48
11/04/93     8.37
11/05/93     8.37
11/08/93     8.39
11/09/93     8.48
11/10/93     8.64
11/11/93     8.82
11/12/93     8.78
11/15/93     8.64
11/16/93     8.62
11/17/93     8.45
11/18/93     8.46
11/19/93     8.31
11/22/93     8.05
11/23/93     8.04
11/24/93     8.08
11/25/93     8.08
11/26/93     8.04
11/29/93     7.99
11/30/93     8.10
12/01/93     8.24
12/02/93     8.38
12/03/93     8.38
12/06/93     8.32
12/07/93     8.31
12/08/93     8.20
12/09/93     8.16
12/10/93     8.22
12/13/93     8.21
12/14/93     8.11
12/15/93     8.10
12/16/93     8.14
12/17/93     8.09
12/20/93     8.17
12/21/93     8.10
12/22/93     8.05
12/23/93     8.12
12/24/93     8.12
12/27/93     8.10
12/28/93     8.19
12/29/93     8.22
12/30/93     8.28
12/31/93     8.26
01/03/94     8.30
01/04/94     8.31
01/05/94     8.49
01/06/94     8.57
01/07/94     8.56
01/10/94     8.62
01/11/94     8.67
01/12/94     8.59
01/13/94     8.63
01/14/94     8.74
01/17/94     8.70
01/18/94     8.63
01/19/94     8.71
01/20/94     8.71
01/21/94     8.80
01/24/94     8.83
01/25/94     8.69
01/26/94     8.68
01/27/94     8.70
01/28/94     8.75
01/31/94     8.86
02/01/94     8.79
02/02/94     8.71
02/03/94     8.70
02/04/94     8.42
02/07/94     8.41
02/08/94     8.41
02/09/94     8.56
02/10/94     8.63
02/11/94     8.61
02/14/94     8.63
02/15/94     8.67
02/16/94     8.64
02/17/94     8.62
02/18/94     8.77
02/21/94     8.27
02/22/94     8.67
02/23/94     8.58
02/24/94     8.52
02/25/94     8.57
02/28/94     8.80
03/01/94     8.84
03/02/94     8.86
03/03/94     8.82
03/04/94     8.89
03/07/94     8.82
03/08/94     8.89
03/09/94     8.89
03/10/94     8.89
03/11/94     8.98
03/14/94     9.03
03/15/94     9.16
03/16/94     9.17
03/17/94     9.26
03/18/94     9.24
03/21/94     9.23
03/22/94     9.13
03/23/94     9.15
03/24/94     9.07
03/25/94     9.11
03/28/94     8.92
03/29/94     8.68
03/30/94     8.59
03/31/94     8.44
04/01/94     8.44
04/04/94     8.25
04/05/94     8.43
04/06/94     8.46
04/07/94     8.48
04/08/94     8.56
04/11/94     8.63
04/12/94     8.49
04/13/94     8.49
04/14/94     8.54
04/15/94     8.55
04/18/94     8.32
04/19/94     8.28
04/20/94     8.13
04/21/94     8.21
04/22/94     8.33
04/25/94     8.30
04/26/94     8.41
04/27/94     8.23
04/28/94     8.37
04/29/94     8.34
05/02/94     8.38
05/03/94     8.41
05/04/94     8.36
05/05/94     8.34
05/06/94     8.28
05/09/94     8.14
05/10/94     8.23
05/11/94     8.15
05/12/94     8.23
05/13/94     8.17
05/16/94     8.10
05/17/94     8.13
05/18/94     8.06
05/19/94     8.10
05/20/94     8.18
05/23/94     8.17
05/24/94     8.06
05/25/94     8.12
05/26/94     8.06
05/27/94     8.12
05/30/94     8.12
05/31/94     8.12
06/01/94     8.19
06/02/94     8.13
06/03/94     8.09
06/06/94     8.04
06/07/94     7.91
06/08/94     7.83
06/09/94     7.81
06/10/94     7.80
06/13/94     7.85
06/14/94     7.77
06/15/94     7.74
06/16/94     7.74
06/17/94     7.77
06/20/94     7.72
06/21/94     7.66
06/22/94     7.70
06/23/94     7.47
06/24/94     7.48
06/27/94     7.46
06/28/94     7.47
06/29/94     7.53
06/30/94     7.61
07/01/94     7.42
07/04/94     7.41
07/05/94     7.51
07/06/94     7.51
07/07/94     7.43
07/08/94     7.51
07/11/94     7.46
07/12/94     7.52
07/13/94     7.61
07/14/94     7.57
07/15/94     7.63
07/18/94     7.70
07/19/94     7.71
07/20/94     7.73
07/21/94     7.77
07/22/94     7.91
07/25/94     7.80
07/26/94     7.81
07/27/94     7.77
07/28/94     7.85
07/29/94     7.99
08/01/94     7.98
08/02/94     7.99
08/03/94     8.05
08/04/94     8.09
08/05/94     8.07
08/08/94     8.16
08/09/94     8.15
08/10/94     8.07
08/11/94     8.10
08/12/94     8.11
08/15/94     8.10
08/16/94     8.05
08/17/94     8.20
08/18/94     8.17
08/19/94     8.37
08/22/94     8.39
08/23/94     8.44
08/24/94     8.57
08/25/94     8.68
08/26/94     8.92
08/29/94     8.91
08/30/94     9.21
08/31/94     9.16
09/01/94     9.17
09/02/94     9.31
09/05/94     9.31
09/06/94     9.38
09/07/94     9.36
09/08/94     9.45
09/09/94     9.42
09/12/94     9.40
09/13/94     9.30
09/14/94     9.36
09/15/94     9.50
09/16/94     9.56
09/19/94     9.59
09/20/94     9.54
09/21/94     9.47
09/22/94     9.53
09/23/94     9.60
09/26/94     9.62
09/27/94     9.64
09/28/94     9.62
09/29/94     9.53
09/30/94     9.66
10/03/94     9.62
10/04/94     9.51
10/05/94     9.43
10/06/94     9.45
10/07/94     9.64
10/10/94     9.63
10/11/94     9.80
10/12/94     9.73
10/13/94     9.84
10/14/94     9.90
10/17/94     9.91
10/18/94     9.74
10/19/94     9.79
10/20/94     9.74
10/21/94     9.78
10/24/94     9.80
10/25/94     9.74
10/26/94     9.83
10/27/94     9.99
10/28/94     10.24
10/31/94     10.26
11/01/94     10.18
11/02/94     10.24
11/03/94     10.27
11/04/94     10.37
11/07/94     10.28
11/08/94     10.35
11/09/94     10.34
11/10/94     10.37
11/11/94     10.38
11/14/94     10.34
11/15/94     10.42
11/16/94     10.41
11/17/94     10.42
11/18/94     10.36
11/21/94     10.14
11/22/94     9.87
11/23/94     9.70
11/24/94     9.70
11/25/94     9.70
11/28/94     9.79
11/29/94     9.89
11/30/94     10.02
12/01/94     9.83
12/02/94     9.96
12/05/94     9.98
12/06/94     9.74
12/07/94     9.51
12/08/94     9.29
12/09/94     9.29
12/12/94     9.36
12/13/94     9.37
12/14/94     9.41
12/15/94     9.46
12/16/94     9.54
12/19/94     9.51
12/20/94     9.43
12/21/94     9.47
12/22/94     9.42
12/23/94     9.46
12/26/94     9.46
12/27/94     9.41
12/28/94     9.36
12/29/94     9.42
12/30/94     9.65
01/02/95     9.65
01/03/95     9.48
01/04/95     9.55
01/05/95     9.59
01/06/95     9.71
01/09/95     9.81
01/10/95     9.78
01/11/95     9.73
01/12/95     9.74
01/13/95     9.93
01/16/95     9.98
01/17/95     10.08
01/18/95     10.06
01/19/95     10.13
01/20/95     10.15
01/23/95     10.19
01/24/95     10.24
01/25/95     10.28
01/26/95     10.25
01/27/95     10.39
01/30/95     10.32
01/31/95     10.32
02/01/95     10.38
02/02/95     10.45
02/03/95     10.50
02/06/95     10.54
02/07/95     10.62
02/08/95     10.74
02/09/95     10.76
02/10/95     10.88
02/13/95     10.99
02/14/95     11.09
02/15/95     11.22
02/16/95     11.18
02/17/95     11.20
02/20/95     11.20
02/21/95     11.18
02/22/95     11.13
02/23/95     11.22
02/24/95     11.18
02/27/95     11.09
02/28/95     11.18
03/01/95     11.18
03/02/95     11.28
03/03/95     11.32
03/06/95     11.29
03/07/95     11.08
03/08/95     11.09
03/09/95     11.07
03/10/95     11.12
03/13/95     11.14
03/14/95     11.26
03/15/95     11.33
03/16/95     11.48
03/17/95     11.44
03/20/95     11.50
03/21/95     11.53
03/22/95     11.61
03/23/95     11.64
03/24/95     11.73
03/27/95     11.81
03/28/95     11.78
03/29/95     11.73
03/30/95     11.65
03/31/95     11.72
04/03/95     11.68
04/04/95     11.74
04/05/95     11.72
04/06/95     11.81
04/07/95     11.68
04/10/95     11.76
04/11/95     11.77
04/12/95     11.77
04/13/95     11.86
04/14/95     11.86
04/17/95     11.83
04/18/95     11.87
04/19/95     11.79
04/20/95     11.72
04/21/95     11.84
04/24/95     11.96
04/25/95     11.97
04/26/95     11.99
04/27/95     12.14
04/28/95     12.17
05/01/95     12.21
05/02/95     12.31
05/03/95     12.34
05/04/95     12.26
05/05/95     12.26
05/08/95     12.36
05/09/95     12.39
05/10/95     12.41
05/11/95     12.42
05/12/95     12.44
05/15/95     12.51
05/16/95     12.48
05/17/95     12.56
05/18/95     12.48
05/19/95     12.46
05/22/95     12.55
05/23/95     12.71
05/24/95     12.78
05/25/95     12.75
05/26/95     12.78
05/29/95     12.78
05/30/95     12.72
05/31/95     12.73
06/01/95     12.86
06/02/95     12.85
06/05/95     12.91
06/06/95     12.97
06/07/95     12.88
06/08/95     12.88
06/09/95     13.00
06/12/95     13.09
06/13/95     13.25
06/14/95     13.40
06/15/95     13.48
06/16/95     13.66
06/19/95     13.76
06/20/95     13.72
06/21/95     13.84
06/22/95     13.97
06/23/95     13.88
06/26/95     13.72
06/27/95     13.60
06/28/95     13.61
06/29/95     13.63
06/30/95     13.81
07/03/95     13.78
07/04/95     13.78
07/05/95     13.83
07/06/95     13.99
07/07/95     14.14
07/10/95     14.21
07/11/95     14.15
07/12/95     14.55
07/13/95     14.56
07/14/95     14.60
07/17/95     14.79
07/18/95     14.89
07/19/95     14.23
07/20/95     14.39
07/21/95     14.47
07/24/95     14.76
07/25/95     14.83
07/26/95     14.93
07/27/95     15.05
07/28/95     15.24
07/31/95     15.25
08/01/95     15.13
08/02/95     15.12
08/03/95     15.03
08/04/95     15.25
08/07/95     15.28
08/08/95     15.28
08/09/95     15.52
08/10/95     15.38
08/11/95     15.37
08/14/95     15.42
08/15/95     15.46
08/16/95     15.50
08/17/95     15.59
08/18/95     15.78
08/21/95     15.84
08/22/95     15.90
08/23/95     16.04
08/24/95     16.04
08/25/95     16.19
08/28/95     15.97
08/29/95     15.69
08/30/95     15.79
08/31/95     15.92
09/01/95     15.94
09/04/95     15.94
09/05/95     15.97
09/06/95     16.15
09/07/95     16.23
09/08/95     16.38
09/11/95     16.43
09/12/95     16.51
09/13/95     16.51
09/14/95     16.63
09/15/95     16.51
09/18/95     16.34
09/19/95     16.47
09/20/95     16.60
09/21/95     16.59
09/22/95     16.51
09/25/95     16.40
09/26/95     16.36
09/27/95     16.01
09/28/95     16.20
09/29/95     16.36
10/02/95     16.19
10/03/95     16.10
10/04/95     15.83
10/05/95     15.87
10/06/95     15.89
10/09/95     15.53
10/10/95     15.26
10/11/95     15.58
10/12/95     15.63
10/13/95     15.77
10/16/95     15.76
10/17/95     15.82
10/18/95     15.86
10/19/95     15.89
10/20/95     15.94
10/23/95     15.88
10/24/95     15.91
10/25/95     15.79
10/26/95     15.74
10/27/95     15.61
10/30/95     15.72
10/31/95     15.82
11/01/95     15.87
11/02/95     15.89
11/03/95     16.00
11/06/95     16.13
11/07/95     16.06
11/08/95     16.10
11/09/95     16.32
11/10/95     16.35
11/13/95     16.33
11/14/95     16.17
11/15/95     16.10
11/16/95     16.24
11/17/95     16.13
11/20/95     16.00
11/21/95     15.87
11/22/95     15.82
11/23/95     15.82
11/24/95     15.86
11/27/95     15.93
11/28/95     15.95
11/29/95     16.17
11/30/95     16.43
12/01/95     16.50
12/04/95     16.46
12/05/95     16.44
12/06/95     16.36
12/07/95     16.34
12/08/95     16.43
12/11/95     16.46
12/12/95     16.44
12/13/95     16.65
12/14/95     16.42
12/15/95     16.36
12/18/95     15.99
12/19/95     16.07
12/20/95     16.14
12/21/95     16.17
12/22/95     16.29
12/25/95     16.29
12/26/95     16.39
12/27/95     16.36
12/28/95     16.28
12/29/95     16.44
01/01/96     16.44
01/02/96     16.65
01/03/96     16.68
01/04/96     16.47
01/05/96     16.41
01/08/96     16.52
01/09/96     16.22
01/10/96     15.88
01/11/96     15.99
01/12/96     15.95
01/15/96     15.81
01/16/96     15.80
01/17/96     15.86
01/18/96     15.93
01/19/96     15.89
01/22/96     16.15
01/23/96     16.16
01/24/96     16.19
01/25/96     16.30
01/26/96     16.30
01/29/96     16.43
01/30/96     16.61
01/31/96     16.71
02/01/96     16.74
02/02/96     16.79
02/05/96     16.85
02/06/96     16.90
02/07/96     16.80
02/08/96     16.99
02/09/96     17.07
02/12/96     17.20
02/13/96     17.09
02/14/96     17.04
02/15/96     17.04
02/16/96     17.00
02/19/96     17.00
02/20/96     16.77
02/21/96     16.94
02/22/96     17.19
02/23/96     17.18
02/26/96     17.06
02/27/96     16.99
02/28/96     17.19
02/29/96     17.11
03/01/96     17.14
03/04/96     17.14
03/05/96     17.09
03/06/96     17.12
03/07/96     17.17
03/08/96     16.60
03/11/96     16.95
03/12/96     16.83
03/13/96     16.98
03/14/96     17.19
03/15/96     17.31
03/18/96     17.50
03/19/96     17.51
03/20/96     17.54
03/21/96     17.52
03/22/96     17.69
03/25/96     17.47
03/26/96     17.38
03/27/96     17.40
03/28/96     17.52
03/29/96     17.72
04/01/96     17.85
04/02/96     17.91
04/03/96     18.08
04/04/96     18.19
04/05/96     18.18
04/08/96     18.07
04/09/96     17.99
04/10/96     17.79
04/11/96     17.67
04/12/96     17.92
04/15/96     18.18
04/16/96     18.21
04/17/96     18.30
04/18/96     18.54
04/19/96     18.67
04/22/96     18.84
04/23/96     19.17
04/24/96     19.29
04/25/96     19.48
04/26/96     19.56
04/29/96     19.66
04/30/96     19.66
05/01/96     19.93
05/02/96     19.69
05/03/96     19.81
05/06/96     20.13
05/07/96     19.92
05/08/96     19.74
05/09/96     20.09
05/10/96     20.26
05/13/96     20.38
05/14/96     20.57
05/15/96     20.66
05/16/96     20.85
05/17/96     20.96
05/20/96     21.17
05/21/96     21.41
05/22/96     21.96
05/23/96     22.42
05/24/96     22.49
05/27/96     22.49
05/28/96     22.31
05/29/96     22.08
05/30/96     22.11
05/31/96     21.98
06/03/96     22.11
06/04/96     22.37
06/05/96     22.39
06/06/96     22.10
06/07/96     22.01
06/10/96     21.98
06/11/96     21.79
06/12/96     21.68
06/13/96     21.57
06/14/96     21.30
06/17/96     21.18
06/18/96     20.66
06/19/96     20.54
06/20/96     20.20
06/21/96     20.21
06/24/96     20.26
06/25/96     20.05
06/26/96     19.56
06/27/96     19.37
06/28/96     19.71
07/01/96     19.83
07/02/96     19.89
07/03/96     19.72
07/04/96     19.72
07/05/96     19.27
07/08/96     18.94
07/09/96     19.04
07/10/96     18.57
07/11/96     17.86
07/12/96     17.77
07/15/96     17.06
07/16/96     16.86
07/17/96     17.41
07/18/96     17.72
07/19/96     17.80
07/22/96     17.44
07/23/96     16.94
07/24/96     16.57
07/25/96     16.78
07/26/96     17.00
07/29/96     16.71
07/30/96     16.71
07/31/96     16.65
08/01/96     16.71
08/02/96     16.83
08/05/96     16.86
08/06/96     16.87
08/07/96     16.98
08/08/96     16.78
08/09/96     16.81
08/12/96     16.74
08/13/96     16.60
08/14/96     16.55
08/15/96     16.65
08/16/96     16.58
08/19/96     16.65
08/20/96     16.86
08/21/96     16.76
08/22/96     17.04
08/23/96     17.15
08/26/96     17.13
08/27/96     17.27
08/28/96     17.54
08/29/96     17.47
08/30/96     17.47
09/02/96     17.47
09/03/96     17.25
09/04/96     17.27
09/05/96     17.01
09/06/96     17.18
09/09/96     17.22
09/10/96     17.32
09/11/96     17.19
09/12/96     17.17
09/13/96     17.25
09/16/96     17.27
09/17/96     17.11
09/18/96     17.22
09/19/96     17.05
09/20/96     17.10
09/23/96     16.92
09/24/96     17.06
09/25/96     17.27
09/26/96     17.31
09/27/96     17.27
09/30/96     17.38
10/01/96     17.34
10/02/96     17.47
10/03/96     17.38
10/04/96     17.56
10/07/96     17.50
10/08/96     17.44
10/09/96     17.47
10/10/96     17.39
10/11/96     17.53
10/14/96     17.60
10/15/96     17.40
10/16/96     17.22
10/17/96     17.30
10/18/96     17.24
10/21/96     17.09
10/22/96     16.59
10/23/96     16.54
10/24/96     16.53
10/25/96     16.58
10/28/96     16.25
10/29/96     16.20
10/30/96     16.03
10/31/96     16.14
11/01/96     15.87
11/04/96     15.66
11/05/96     15.68
11/06/96     15.80
11/07/96     15.85
11/08/96     15.89
11/11/96     15.91
11/12/96     15.87
11/13/96     15.95
11/14/96     15.99
11/15/96     15.90
11/18/96     15.64
11/19/96     15.60
11/20/96     15.72
11/21/96     15.68
11/22/96     15.72
11/25/96     15.77
11/26/96     15.72
11/27/96     15.72
11/28/96     15.72
11/29/96     15.84
12/02/96     15.76
12/03/96     15.97
12/04/96     15.91
12/05/96     16.02
12/06/96     15.82
12/09/96     16.07
12/10/96     16.07
12/11/96     15.86
12/12/96     15.71
12/13/96     15.66
12/16/96     15.40
12/17/96     15.18
12/18/96     15.21
12/19/96     15.35
12/20/96     15.30
12/23/96     15.14
12/24/96     15.09
12/25/96     15.09
12/26/96     15.01
12/27/96     15.12
12/30/96     14.89
12/31/96     15.22
01/01/97     15.22
01/02/97     15.09
01/03/97     15.41
01/06/97     15.43
01/07/97     15.61
01/08/97     15.79
01/09/97     15.78
01/10/97     15.74
01/13/97     15.73
01/14/97     15.74
01/15/97     15.70
01/16/97     15.78
01/17/97     15.88
01/20/97     15.78
01/21/97     15.54
01/22/97     15.53
01/23/97     15.60
01/24/97     15.54
01/27/97     15.32
01/28/97     15.24
01/29/97     15.44
01/30/97     15.35
01/31/97     15.40
02/03/97     15.44
02/04/97     15.57
02/05/97     15.24
02/06/97     15.26
02/07/97     15.35
02/10/97     15.26
02/11/97     15.19
02/12/97     15.32
02/13/97     15.29
02/14/97     15.24
02/17/97     15.24
02/18/97     15.31
02/19/97     15.19
02/20/97     15.08
02/21/97     14.90
02/24/97     14.75
02/25/97     14.74
02/26/97     14.53
02/27/97     14.61
02/28/97     14.39
03/03/97     14.28
03/04/97     14.28
03/05/97     14.39
03/06/97     14.28
03/07/97     14.31
03/10/97     14.35
03/11/97     14.28
03/12/97     14.21
03/13/97     14.01
03/14/97     13.89
03/17/97     13.66
03/18/97     13.43
03/19/97     13.17
03/20/97     13.11
03/21/97     13.14
03/24/97     12.98
03/25/97     13.15
03/26/97     12.96
03/27/97     12.82
03/28/97     12.82
03/31/97     12.58
04/01/97     12.49
04/02/97     12.24
04/03/97     12.24
04/04/97     12.44
04/07/97     12.49
04/08/97     12.63
04/09/97     12.57
04/10/97     12.56
04/11/97     12.42
04/14/97     12.30
04/15/97     12.32
04/16/97     12.36
04/17/97     12.29
04/18/97     12.33
04/21/97     12.28
04/22/97     12.40
04/23/97     12.28
04/24/97     12.32
04/25/97     12.38
04/28/97     12.29
04/29/97     12.35
04/30/97     12.32
05/01/97     12.40
05/02/97     12.55
05/05/97     12.63
05/06/97     12.80
05/07/97     12.80
05/08/97     12.84
05/09/97     12.98
05/12/97     13.00
05/13/97     12.91
05/14/97     12.95
05/15/97     13.03
05/16/97     12.98
05/19/97     13.11
05/20/97     13.13
05/21/97     13.21
05/22/97     13.16
05/23/97     13.25
05/26/97     13.25
05/27/97     13.26
05/28/97     13.41
05/29/97     13.53
05/30/97     13.53
06/02/97     13.55
06/03/97     13.54
06/04/97     13.62
06/05/97     13.71
06/06/97     13.64
06/09/97     13.67
06/10/97     13.72
06/11/97     13.69
06/12/97     13.66
06/13/97     13.73
06/16/97     13.65
06/17/97     13.68
06/18/97     13.69
06/19/97     13.88
06/20/97     13.90
06/23/97     13.89
06/24/97     13.96
06/25/97     14.04
06/26/97     13.88
06/27/97     13.97
06/30/97     14.00
07/01/97     14.06
07/02/97     14.19
07/03/97     14.28
07/04/97     14.28
07/07/97     14.26
07/08/97     14.21
07/09/97     14.13
07/10/97     14.29
07/11/97     14.46
07/14/97     14.45
07/15/97     14.54
07/16/97     14.55
07/17/97     14.42
07/18/97     14.42
07/21/97     14.43
07/22/97     14.51
07/23/97     14.64
07/24/97     14.61
07/25/97     14.57
07/28/97     14.59
07/29/97     14.74
07/30/97     14.74
07/31/97     14.74
08/01/97     14.69
08/04/97     14.70
08/05/97     14.81
08/06/97     14.83
08/07/97     14.84
08/08/97     14.70
08/11/97     14.65
08/12/97     14.50
08/13/97     14.58
08/14/97     14.51
08/15/97     14.45
08/18/97     14.42
08/19/97     14.61
08/20/97     14.71
08/21/97     14.63
08/22/97     14.53
08/25/97     14.54
08/26/97     14.51
08/27/97     14.63
08/28/97     14.56
08/29/97     14.61
09/01/97     14.61
09/02/97     14.84
09/03/97     14.77
09/04/97     14.96
09/05/97     15.37
09/08/97     15.32
09/09/97     15.42
09/10/97     15.39
09/11/97     15.51
09/12/97     15.71
09/15/97     15.72
09/16/97     15.72
09/17/97     15.60
09/18/97     15.67
09/19/97     15.73
09/22/97     15.77
09/23/97     15.82
09/24/97     15.71
09/25/97     15.80
09/26/97     15.83
09/29/97     15.73
09/30/97     16.04

The following table shows the Fund's returns by quarter and since inception compared to several popular indices:

                             THE PERKINS      S & P      DOW JONES       NASDAQ       RUSSELL
                             OPPORTUNITY       500      INDUSTRIAL      COMPOSITE      2000
      CALENDAR PERIOD           FUND          INDEX        INDEX          INDEX        INDEX
      First Quarter 1993         6.13%        4.33%        3.37%          4.00%        4.68%
      Second Quarter 1993        4.90%         .41%        3.08%          2.00%        1.81%
      Third Quarter 1993        16.23%        2.67%        1.84%          8.36%        8.39%
      Fourth Quarter 1993        7.82%        2.33%        6.31%          1.84%        2.23%
      First Quarter 1994          .58%       (3.83%)      (2.51%)        (4.29%)      (2.78%)
      Second Quarter 1994       (9.81%)        .35%         .39%         (5.04%)      (6.99%)
      Third Quarter 1994        26.89%        4.98%        6.74%          8.26%        6.59%
      Fourth Quarter 1994        (.22%)       (.04%)        .51%         (1.61%)      (2.25%)
      First Quarter 1995        21.49%        9.77%        9.17%          8.68%        4.16%
      Second Quarter 1995       17.76%        9.40%       10.30%         14.22%        8.77%
      Third Quarter 1995        18.42%        8.06%        5.77%         11.79%        9.43%
      Fourth Quarter 1995         .54%        5.99%        7.50%           .82%        1.80%
      First Quarter 1996         7.79%        5.39%        9.81%          4.68%        4.68%
      Second Quarter 1996       11.25%        4.42%        1.76%          7.59%        4.79%
      Third Quarter 1996       (11.82)%       3.13%        4.63%          3.54%        (.07)%
      Fourth Quarter 1996      (12.36)%       8.37%       10.75%          5.23%        4.68%
      First Quarter 1997       (17.35)%       2.67%        2.14%         (5.37)%      (5.53)%
      Second Quarter 1997       11.29%       17.40%       17.07%         18.04%       15.71%
      Third Quarter 1997        14.57%        7.50%        3.99%         16.89%       14.49%
      Annualized since
        2-18-93 inception       23.65%       21.48%       23.96%         22.41%       16.99%



In closing, we thank you for your continued support.

Sincerely,


/s/ Richard W. Perkins     /s/ Daniel S. Perkins     /s/ Richard C. Perkins
Richard W. Perkins, C.F.A. Daniel S. Perkins, C.F.A. Richard C. Perkins, C.F.A.

President                   Vice President                Vice President


Results shown are past performance which should not be regarded as an indication of future returns. The value of the Fund's shares and their return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's average annual total return, after maximum sales charge of 4.75%, from the period from inception on February 18, 1993 through September 30, 1997 was 22.35% and for the one year period ended on that date was <12.04>%.

                                  THE PERKINS
                  [PCM LOGO]      OPPORTUNITY
                                      FUND


SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1997 (UNAUDITED)

   Shares     COMMON STOCKS: 93.8%                                 Market Value

              BUSINESS SERVICES - MISCELLANEOUS: 10.0%
  87,500      Appliance Recycling Centers of America, Inc.(a) ....  $  251,562
  50,000      CorVel Corp. .......................................   1,912,500
 250,000      Educational Alternatives, Inc. .....................   1,406,250
 437,500      Health Fitness Corp.(a) ............................   1,585,937
 450,000      Integrated Security Systems, Inc.(a) ...............     970,312
 115,000      Intranet Solutions, Inc. ...........................     927,188
 100,000      Raytel Medical Corp. ...............................   1,450,000
 275,000      Reality Interactive, Inc.(a) .......................     249,218
                                                                    ----------
                                                                     8,752,967
                                                                    ----------
              COMPUTER - LOCAL NETWORKS: 0.7%
  40,000      Digi International, Inc. ...........................     570,000
                                                                    ----------

              COMPUTER - MEMORY DEVICES: 2.6%
 150,000      Ciprico, Inc. ......................................   2,268,750
                                                                    ----------

              COMPUTER - PERIPHERAL EQUIPMENT: 3.8%
 270,000      Digital Biometrics, Inc. ...........................     691,875
 500,000      Insignia Systems, Inc.(a) ..........................   1,312,500
  40,000      Overland Data, Inc. ................................     312,500
  30,000      RF Monolithics, Inc. ...............................     757,500
 100,000      RSI Systems, Inc. ..................................     287,500
                                                                    ----------
                                                                     3,361,875
                                                                    ----------
              COMPUTER - SERVICES: 3.6%
 150,000      En Pointe Technologies, Inc. .......................   3,150,000
                                                                    ----------

              COMPUTER - SOFTWARE: 9.3%
1,550,000     Delphi Information Systems, Inc. ...................   2,131,250
 400,000      Fourth Shift Corp. .................................   1,850,000
 218,750      IVI Publishing, Inc. ...............................     560,547
  79,305      Liferate Systems, Inc. .............................      69,391
 175,000      Logic Works, Inc. ..................................   1,728,125
 115,000      Onelink Communications, Inc. .......................     150,937
 200,000      Unicomp, Inc. ......................................   1,675,000
                                                                    ----------
                                                                     8,165,250
                                                                    ----------


See accompanying Notes to Financial Statements.

                                  THE PERKINS
                  [PCM LOGO]      OPPORTUNITY
                                      FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1997 (UNAUDITED), CONTINUED

   Shares                                                         Market Value
              CONSUMER PRODUCTS - MISCELLANEOUS: 3.3%
  40,000      Department 56, Inc. .............................    $ 1,157,500
 300,000      Lamaur Corp.(a) .................................        881,250
 300,000      Minnesota Brewing Co.(a) ........................        862,500
                                                                    ----------
                                                                     2,901,250
                                                                    ----------
              ELECTRONIC PRODUCTS - MISCELLANEOUS: 11.1%
  75,000      Ametek, Inc.* ...................................      1,762,500
 200,000      Barringer Technologies, Inc. ....................      2,125,000
  76,600      Chips & Technology, Inc. ........................      1,225,600
 430,000      Destron Fearing Corp. ...........................        940,625
 410,000      Micro Component Technology, Inc.(a) .............      1,947,500
  60,000      Zygo Corp. ......................................      1,800,000
                                                                    ----------
                                                                     9,801,225
                                                                    ----------
              FINANCIAL SERVICES - MISCELLANEOUS: 7.7%
  35,000      Metris Company, Inc. ............................      1,515,938
  75,000      Piper Jaffray Companies, Inc.* ..................      2,292,188
  50,000      TCF Financial Corp.* ............................      2,921,875
                                                                    ----------
                                                                     6,730,001
                                                                    ----------
              HEALTH CARE: 2.4%
 200,000      Promedco Management Company .....................      2,100,000
                                                                    ----------

              LEISURE - GAMING: 3.5%
 105,000      American Wagering, Inc. .........................      1,076,250
 175,000      Innovative Gaming Corporation of America                 864,063
 125,000      Shuffle Master, Inc. ............................      1,125,000
                                                                    ----------
                                                                     3,065,313
                                                                    ----------
              MEDICAL - BIOMEDICAL/GENETICS: 1.2%
 250,000      GalaGen, Inc. ...................................        562,500
  75,000      Somatogen, Inc. .................................        520,313
                                                                    ----------
                                                                     1,082,813
                                                                    ----------
              MEDICAL - DENTAL SUPPLIES: 2.1%
  45,000      Patterson Dental Company ........................      1,822,500
                                                                    ----------


See accompanying Notes to Financial Statements.

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                                  THE PERKINS
                                  OPPORTUNITY
                                      FUND

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1997 (UNAUDITED), CONTINUED
   Shares                                                         Market Value
              MEDICAL - ETHICAL DRUGS: 1.6%
 200,000      Orphan Medical, Inc. ............................    $ 1,450,000
                                                                   -----------
              MEDICAL - PRODUCTS: 13.7%
 200,000      ATS Medical, Inc. ...............................      1,175,000
  25,000      Affymetrix Inc. .................................      1,150,000
 250,000      Angeion Corp. ...................................      1,281,250
 312,500      Diametrics Medical, Inc. ........................      2,851,563
 600,000      Everest Medical Corp.(a) ........................      1,575,000
 450,000      InnerDyne Medical, Inc. .........................      1,575,000
 115,000      Ion Laser Technology, Inc. ......................        560,625
 150,000      LecTec Corp. ....................................        937,500
 200,000      SpectraScience, Inc. ............................        950,000
                                                                   -----------
                                                                    12,055,938
                                                                   -----------
              RETAIL - MISCELLANEOUS/DIVERSIFIED: 5.5%
 150,000      Funco, Inc. .....................................      3,000,000
 200,000      Skymall, Inc. ...................................      1,275,000
  50,000      Wilsons The Leather Experts, Inc. ...............        568,750
                                                                   -----------
                                                                     4,843,750
                                                                   -----------
              RETAIL - RESTAURANTS: 7.2%
  50,000      Applebee's International, Inc.* .................      1,250,000
 175,000      Famous Dave's of America, Inc. ..................      3,325,000
 300,000      Michigan Brewery, Inc.(a) .......................      1,575,000
 150,000      Woodroast Systems, Inc. .........................        168,750
                                                                   -----------
                                                                     6,318,750
                                                                   -----------
              TELECOMMUNICATIONS - EQUIPMENT AND SERVICES: 4.5%
 105,000      IWL Communications, Inc. ........................        866,250
 100,000      Norstan, Inc. ...................................      2,150,000
 450,000      Racotek, Inc. ...................................        900,000
                                                                   -----------
                                                                     3,916,250
                                                                   -----------
              Total Common Stocks (cost $80,569,876) ..........     82,356,632
                                                                   -----------




See accompanying Notes to Financial Statements.

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                                   THE PERKINS
                                   OPPORTUNITY
                                      FUND


SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1997 (UNAUDITED), CONTINUED

   Shares/            PREFERRED STOCK - CONVERTIBLE: 0.6%
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
                                COMPUTER SERVICES
  70,000      IntraNet Solutions, Inc. (cost $350,000).............   $  550,312
                                                                      ----------
              CORPORATE BONDS - CONVERTIBLE: 0.6%
              ----------------------------------------------------
              COMPUTER - SOFTWARE
$ 731,250     IVI Publishing, Inc., 9.0%, 11/22/1999** (cost $731,250)   535,379
                                                                      ----------
              WARRANTS: 0.8%
              ----------------------------------------------------
              BUSINESS SERVICES - MISCELLANEOUS: 0.0%
  62,500      Health Fitness Corp.**(a) ...........................            0
                                                                      ----------
              COMPUTER - PERIPHERAL EQUIPMENT: 0.1%
 500,000      Insignia Systems, Inc.(a) ...........................      125,000
                                                                      ----------
              COMPUTER - SERVICES: 0.2%
  70,000      IntraNet Solutions, Inc. ............................      205,625
                                                                      ----------
              COMPUTER - SOFTWARE: 0.0%
1,400,000     Delphi Information Systems, Inc. ....................            0
 275,000      Reality Interactive, Inc.(a) ........................       17,188
                                                                      ----------
                                                                          17,188
                                                                      ----------
              MEDICAL - PRODUCTS: 0.1%
 100,000      Barringer Technologies, Inc. ........................      125,000
  10,000      Work Recovery, Inc., Class B                                     0
                                                                      ----------
                                                                         125,000
                                                                      ----------
              RETAIL - MISCELLANEOUS/DIVERSIFIED: 0.1%
  50,000      Wilsons The Leather Experts, Inc. ...................       75,000
                                                                      ----------
              RETAIL - RESTAURANTS: 0.3%
 300,000      Michigan Brewery, Inc., Class A(a) ..................      225,000
                                                                      ----------
              Total Warrants (cost $169,475) ......................      772,813
                                                                      ----------


See accompanying Notes to Financial Statements.
6

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                                   THE PERKINS
                                   OPPORTUNITY
                                      FUND


SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 1997 (UNAUDITED), CONTINUED

Principal Amount        REPURCHASE AGREEMENT: 4.3%                                 Market Value

$3,796,000    Star Bank Repurchase Agreement, 5.45%, dated 9/30/1997,
              due 10/1/1997, collateralized by $3,780,000 GNMA, (value of collateral $3,874,550) (proceeds $3,796,575) (cost $3,796,000) ...  $  3,796,000
                                                                                  ------------
              Total Investment in Securities (cost $85,616,601++): 100.1% ......    88,011,136
              Liabilities in excess of other assets: (0.1)% ....................       (63,472)
                                                                                  ------------
              TOTAL NET ASSETS: 100.0% .........................................  $ 87,947,664
                                                                                  ============

*Income producing security.

**Restricted security.

(a)Affiliated company (see Note 9).

++At September 30, 1997, the cost of securities for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation were as follows:

              Gross unrealized appreciation ....................  $ 16,834,617
              Gross unrealized depreciation ....................   (14,440,082)
                                                                  ------------
                     Net unrealized appreciation ...............  $  2,394,535
                                                                  ============



See accompanying Notes to Financial Statements.

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                                  THE PERKINS
                                  OPPORTUNITY
                                      FUND


STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1997 (UNAUDITED)

ASSETS
    Investments in securities, at value (cost $85,616,601) ..    $ 88,011,136
    Cash ....................................................             380
    Receivables:
        Investment securities sold ..........................          43,436
        Fund shares sold ....................................         105,538
        Interest ............................................          24,157
    Deferred organization costs .............................           3,552
    Prepaid expenses ........................................          66,830
                                                                 ------------
            Total assets ....................................      88,255,029
                                                                 ------------

LIABILITIES
    Payables:
        Advisory fees .......................................          70,805
        Fund shares redeemed ................................         227,223
    Accrued expenses ........................................           9,337
                                                                 ------------
            Total liabilities ...............................         307,365
                                                                 ------------

NET ASSETS ..................................................    $ 87,947,664
                                                                 ============

    NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    ($87,947,664/5,482,952 shares outstanding;
     unlimited number of shares authorized
     without par value) .....................................          $16.04
                                                                       ======

    OFFERING PRICE PER SHARE
        (Net asset value $16.04/.9525) ......................          $16.84
                                                                       ======


COMPONENTS OF NET ASSETS
    Paid-in capital .........................................    $ 96,436,277
    Accumulated net investment loss .........................        (555,482)
    Accumulated net realized loss on investments ............     (10,327,666)
    Net unrealized appreciation on investments ..............       2,394,535
                                                                 ------------
        Net assets ..........................................    $ 87,947,664
                                                                 ============




See accompanying Notes to Financial Statements.

                                   [PCM LOGO]
                                   THE PERKINS
                                   OPPORTUNITY
                                      FUND


STATEMENT OF OPERATIONS-FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

INVESTMENT INCOME
    Income
        Interest ...................................................    $    192,679
        Dividends ..................................................          51,743
        Other ......................................................           3,424
                                                                        ------------
            Total income ...........................................         247,846
                                                                        ------------
    Expenses
        Advisory fees ..............................................         403,714
        Transfer agent fees ........................................          90,603
        Distribution costs .........................................          80,743
        Administration fees ........................................          78,236
        Shareholder servicing fees .................................          69,563
        Custodian and accounting fees ..............................          29,580
        Registration fees ..........................................          18,349
        Reports to shareholders ....................................          10,027
        Audit fees .................................................           6,017
        Amortization of deferred organization costs ................           4,337
        Trustee fees ...............................................           3,344
        Miscellaneous ..............................................           3,278
        Insurance ..................................................           3,030
        Legal fees .................................................           2,507
                                                                        ------------
            Total expenses .........................................         803,328
                                                                        ------------
             NET INVESTMENT LOSS ...................................        (555,482)
                                                                        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized loss from security transactions ...............      (5,241,018)
        Net change in unrealized appreciation on investments .......      25,682,393
                                                                        ------------
            Net realized and unrealized gain on investments ........      20,441,375
                                                                        ------------
             NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...    $ 19,885,893
                                                                        ============


See accompanying Notes to Financial Statements.

                                                  [PCM LOGO]
                                                  THE PERKINS
                                                  OPPORTUNITY
                                                     FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                            Six Months Ended     Year Ended
                                                                                September 30,     March 31,
                                                                                     1997#           1997

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss ..................................................          $   (555,482)    $ (1,441,305)
Net realized loss from security transactions .........................            (5,241,018)        (145,477)
Net change in unrealized appreciation (depreciation) on investments...            25,682,393      (38,322,304)
                                                                                ------------     ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...            19,885,893      (39,909,086)
                                                                                ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain from security transactions .........................                   -0-       (6,511,345)
                                                                                ------------     ------------

CAPITAL SHARE TRANSACTIONS
Net (decrease) increase in net assets derived from net change in
    outstanding shares ...............................................            (7,212,567)      29,413,017
                                                                                ------------     ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS ..........................            12,673,326      (17,007,414)

NET ASSETS:
Beginning of period ..................................................            75,274,338       92,281,752
                                                                                 -----------     ------------
END OF PERIOD  (including accumulated net investment loss of
    $555,482 and $0, respectively) ...................................           $87,947,664     $ 75,274,338
                                                                                 ===========     ============


(a) A summary of capital share transactions is as follows:

                                                       Six Months Ended                  Year Ended
                                                      September 30, 1997#              March 31, 1997
                                                  --------------------------      --------------------------
                                                    Shares           Value         Shares           Value
                                                  ---------     ------------      ---------     ------------
Shares sold ...................................     588,957     $  8,004,691      7,051,945     $ 91,519,504
Shares issued in reinvestment of distribution..         -0-              -0-        374,001        6,141,789
Shares redeemed ...............................  (1,089,848)     (15,217,258)    (3,899,033)     (68,248,276)
                                                  ---------     ------------      ---------     ------------
Net (decrease) increase .......................    (500,891)    $ (7,212,567)     3,526,913     $ 29,413,017
                                                  =========     ============      =========     ============


#Unaudited.

See accompanying Notes to Financial Statements.

                                   [PCM LOGO]
                                  THE PERKINS
                                  OPPORTUNITY
                                      FUND



FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Six Months                                                   February 18,
                                                       Ended                  Year Ended March 31,               1993* through
                                                    September 30,  --------------------------------------------    March 31,
                                                        1997#        1997        1996+++     1995+++      1994+++    1993+++
                                                       -------     -------     -------     -------      -------     -------

Net asset value, beginning of period ..............    $ 12.58     $ 18.78     $ 13.03     $ 10.37      $  7.96     $  7.50
                                                       -------     -------     -------     -------      -------     -------
Income from investment operations:
    Net investment loss ...........................       (.10)       (.24)       (.12)       (.13)        (.13)       (.01)
    Net realized and unrealized
      gain (loss) on investments ..................       3.56       (4.98)       6.66        3.79         2.70         .47
                                                       -------     -------     -------     -------      -------     -------
Total from investment operations ..................       3.46       (5.22)       6.54        3.66         2.57         .46
                                                       -------     -------     -------     -------      -------     -------

Distributions from net capital gains ..............         -0-       (.98)       (.79)      (1.00)        (.16)         -0-
                                                       -------     -------     -------     -------      -------     -------
Net asset value, end of period ....................    $ 16.04     $ 12.58     $ 18.78     $ 13.03      $ 10.37     $  7.96
                                                       =======     =======     =======     =======      =======     =======

Total return ......................................      27.50%     (28.94)%     51.29%      38.72%       32.22%      28.37% +
Ratios/supplemental data:
Net assets, end of period (millions) ..............    $  87.9     $  75.3     $  92.3     $  12.5      $   3.3     $   1.0
Ratio of expenses to average net assets:
    Before expense reimbursement ..................       1.99%+      1.90%       1.97%       3.08%        5.14%      13.15% +
    After expense reimbursement ...................       1.99%+      1.90%       1.97%       2.63%        2.49%       2.42% +
Ratio of net investment loss to average net assets:
    Before expense reimbursement ..................      (1.37%)+    (1.25%)     (1.16%)     (2.76%)      (4.93%)    (12.38%)+
    After expense reimbursement ...................      (1.37%)+    (1.25%)     (1.16%)     (2.31%)      (2.28%)     (1.65%)+
Portfolio turnover rate ...........................      38.32%      86.88%      92.45%     124.86%       90.63%      15.15%
Average commission rate paid
   per share++ ....................................     $.0520      $.0608           -           -            -           -



*   Commencement of operations.
#   Unaudited.
+   Annualized.
+++ Per share data has been restated to give a 2-for-1 stock split to shareholders of record as of the close on June 3, 1996.
++ For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                                  [PCM LOGO]
                                  THE PERKINS
                                   OPPORTUNITY
                                      FUND


NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1997 (UNAUDITED)

NOTE 1 - ORGANIZATION

    The Perkins Opportunity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is capital appreciation. The Fund began operations on February 18, 1993.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

    A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

    B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses.

    D. Deferred Organization Costs. The Fund has incurred expenses of $20,000 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight line basis through the period ending February 17, 1998.

    E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                  THE PERKINS
                                   OPPORTUNITY
                                      FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED

NOTE 3 - RESTRICTED SECURITIES

    On September 30, 1997, the Fund held restricted securities (i.e., securities which may not be publicly sold without registration under the Securities Act or without an exemption under that Act). These securities are valued at fair value as determined by the Board of Trustees, giving consideration to credit quality, dividend rate, if any, projected earnings and marketability of the securities of comparable issuers. On September 30, 1997, and on the date of acquisition, there were no market quotations available for unrestricted securities of the same class. Dates of acquisition and cost of restricted securities are as follows:

                                                                           Per Unit Value
                                                         Acquisition Date    at 9-30-97      Cost
                                                         -----------------   ----------    -------
IVI Publishing, Inc., Convertible Deb.                   November 22, 1996    73.21       $ 731,250
                                                                                          =========
Total restricted securities (fair value of $535,379 or
0.61% of net assets at September 30, 1997)


NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

    For the six months ended September 30, 1997, Perkins Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

    Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

            Under $12 million    -  $30,000
            $12 to $50 million   -  0.25% of average daily net assets
            $50 to $100 million  -  0.20% of average daily net assets
            $100 to $280 million -  0.15% of average daily net assets
            over $280 million    -  0.10% of average daily net assets

    First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

                                  THE PERKINS
                                   OPPORTUNITY
                                      FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED


NOTE 5 - DISTRIBUTION COSTS

    The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.20% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended September 30, 1997, the Fund paid to the Distributor $80,743 or approximately 0.20% (annualized) of average daily net assets.


NOTE 6 - SHAREHOLDER SERVICING FEE

    The Fund has entered into a Shareholder Servicing Agreement with the Advisor, under which the Fund pays servicing fees at an annual rate of up to 0.25% of the Fund's average daily net assets. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and records processing purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

    For the six months ended September 30, 1997, the cost of purchases and proceeds from sales of securities, excluding short-term securities, were $28,508,437 and $32,644,271, respectively.


NOTE 8 - CAPITAL STOCK TRANSACTIONS

    On May 14, 1996, the Board of Trustees authorized a 2-for-1 stock split, payable to shareholders of record on June 3, 1996.


NOTE 9 - INVESTMENTS IN AFFILIATES

    Affiliated companies, as defined in Section 2 (a) (3) of the Investment Company Act of 1940, are companies 5% or more of whose outstanding voting shares are held by the Fund. During the six months ended September 30, 1997, the Fund had the following transactions with affiliated companies:

                                  THE PERKINS
                                   OPPORTUNITY
                                      FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED



                                                                       Shares Held
                                                   -----------------------------------------------      Value               Realized
                                                   March 31,    Shares      Shares   September 30,  September 30,  Dividend    Gain/
                                                    1997       Purchased     Sold         1997           1997       Income    (Loss)
                                                   ---------------------------------------------------------------------------------

Appliance Recycling Centers of America, Inc.:       87,500          --         -          87,500     $   251,562       -          -

Everest Medical Corp.:                             600,000          --         -         600,000       1,575,000       -          -

Health Fitness Corp.:                              437,500          --         -         437,500       1,585,937       -          -

Health Fitness Corp. - Warrants:                    62,500          --         -          62,500              --       -          -

Integrated Security Systems, Inc.:                 450,000          --         -         450,000         970,312       -          -

Insignia Systems, Inc.:                                 --     500,000         -         500,000       1,312,500       -          -

Insignia Systems, Inc. - Warrants:                      --     500,000         -         500,000         125,000       -          -

Lamaur Corp.:                                           --     300,000         -         300,000         881,250       -          -

Michigan Brewery, Inc.:                            300,000          --         -         300,000       1,575,000       -          -

Michigan Brewery, Inc. - Warrants:                 300,000          --         -         300,000         225,000       -          -

Micro Component Technology, Inc.:                  410,000          --         -         410,000       1,947,500       -          -

Minnesota Brewing Co.:                             300,000          --         -         300,000         862,500       -          -

Reality Interactive, Inc.:                         275,000          --         -         275,000         249,218       -          -

Reality Interactive, Inc. - Warrants:              275,000          --         -         275,000          17,188       -          -